Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

13. INCOME TAXES

The Company and its subsidiaries are subject to 21% federal corporate income tax in US.

At June 30, 2024 and December 31, 2023, the Company had net operating loss (“NOL”) for income tax purposes; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely; for California income tax purposes, the entire NOL can be carried forward up to 20 years.

The Company has NOL carry-forwards for Federal and California income tax purposes of $2.22 million and $2.27 million at June 30, 2024 and December 31, 2023, respectively. No tax benefit was reported with respect to these NOL carry-forwards in the accompanying consolidated financial statements because the Company believes the realization of the Company’s net deferred tax assets for the NOL for both federal and California State of approximately $0.62 million as of June 30, 2024, was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are fully offset by a full valuation allowance.

Components of the Company’s deferred tax assets from the company’s continuing operations as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024	December 31, 2023
	(unaudited)
Net deferred tax assets (liability):
Depreciation and amortization expense	$477	$477
Expected income tax benefit from NOL carry-forwards	623,488	634,425
Less: valuation allowance	(623,965)	(634,902)
Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Statements of Operations

A reconciliation of the consolidated federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes from the company’s continuing operations for the six months ended June 30, 2024 and 2023 is as follows:

	2024	2023
	(unaudited)	(unaudited)
Federal statutory income tax expense (benefit) rate	(21.00)%	(21.00)%
State statutory income tax (benefit) rate, net of effect of state income tax deductible to federal income tax	(6.98)%	(6.98)%
Change in valuation allowance	27.74%	29.37%
Effective income tax rate	(0.24)%	1.39%

A reconciliation of the consolidated federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes from the company’s continuing operations for the three months ended June 30, 2024 and 2023 is as follows:

	2024	2023
	(unaudited)	(unaudited)
Federal statutory income tax expense (benefit) rate	(21.00)%	(21.00)%
State statutory income tax (benefit) rate, net of effect of state income tax deductible to federal income tax	(6.98)%	(6.98)%
Change in valuation allowance	27.61%	29.72%
Effective income tax rate	(0.37)%	1.74%

The provision for income tax expense for the continuing operations for the six months ended June 30, 2024 and 2023 consisted of the following:

	2024	2023
	(unaudited)	(unaudited)
Income tax expense – current	$800	$1,600
Income tax benefit – current	-	-
Total income tax expense	$800	$1,600

The provision for income tax expense for the continuing operations for the three months ended June 30, 2024 and 2023 consisted of the following:

	2024	2023
	(unaudited)	(unaudited)
Income tax expense – current	$800	$1,600
Income tax benefit – current	-	-
Total income tax expense	$800	$1,600